Insurance (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Insurance
Maximum indemnity limit for material assets	R$ 7,520,000
Civil liability of Directors and Officers (D&O), insured amount	100,000
General civil liability, insured amount	R$ 5,500